COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 29, 2013	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Litigation settlement awarded to company	$ 6,871
Damages awarded to plaintiff		$ 40